THOMPSON ATLANTA   BRUSSELS   CINCINNATI   CLEVELAND   COLUMBUS    DAYTON    NEW YORK  WASHINGTON, D.C.

HINE

July 16, 2007

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:   Catalyst Funds, File Nos. 333-132541 and 811-21872

Dear Sir/Madam:

On behalf of the Catalyst Funds (the "Trust"), we hereby submit, via electronic filing, Post-Effective Amendment No. 6 to the Trust’s Registration Statement under the Securities Act of 1933.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The purpose of the filing is to register two new series of the Trust, the America First Income Strategies Fund and the America First Prestige Fund.  Each Fund will offer Class A and Class C shares.

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP

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